Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PLAN INVESTMENT FUND INC
Entity Central Index Key	0000774412
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000003007
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Trading Symbol	PIFXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pif.com/fund/government-portfolio. You can also request this information by contacting us at (800) 621-9215.
Additional Information Phone Number	(800) 621-9215
Additional Information Website	www.pif.com/fund/government-portfolio
Expenses [Text Block]

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIFXX	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 1,633,195,688
Holdings Count | Holding	97
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

June 30, 2024
Total Net Assets	$1,633,195,688
# of Portfolio Holdings	97

Holdings [Text Block]

Portfolio Composition

% of Total Investments
Value	Value
U.S. Treasury Obligations	47.8%
Repurchase Agreements	34.0%
U.S. Government Sponsored Agency Obligations	18.2%

C000003006
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Trading Symbol	PIMXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Money Market Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pif.com/fund/money-market-portfolio. You can also request this information by contacting us at (800) 621-9215.
Additional Information Phone Number	(800) 621-9215
Additional Information Website	www.pif.com/fund/money-market-portfolio
Expenses [Text Block]

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMXX	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 152,468,161
Holdings Count | Holding	127
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

June 30, 2024
Total Net Assets	$152,468,161
# of Portfolio Holdings	127

Holdings [Text Block]

Portfolio Composition

% of Total Investments

Value	Value
Commercial Paper	37.5%
Repurchase Agreements	36.5%
Bank Obligations - Certificate of Deposit	15.3%
Time Deposits	5.3%
U.S. Treasury Obligations	1.7%
Non-U.S. Sub-Sovereign	1.6%
Tender Option Bonds	1.3%
Variable Rate Demand Notes	0.8%